SHAREHOLDERS' EQUITY (Details 1)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		10.00%	11.00%	11.00%
Expected volatility	[1]	48.00%	44.00%	49.00%
Average risk-free interest rate		1.50%	1.50%	0.80%
Expected average term - in years		3 years 10 months 17 days	3 years 10 months 17 days	3 years 10 months 17 days

[1]	Volatility is based on historical volatility of the Company's share price for periods matching the expected term of the option until exercise.